DISTRIBUTION OF PROFITS - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Distribution Of Profits [Abstract]
Dividends declared	$ 0	$ 0
Dividends paid	0	$ 0
Dividends proposed	$ 0